Related Party Balances and Transactions - Schedule of Sales to a Related Party (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related Party Transaction Sales to Related Party	¥ 291	¥ 0	¥ 0
Related Party A [Member]
Related Party Transaction [Line Items]
Related Party Transaction Sales to Related Party	¥ 291	¥ 0	¥ 0